Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006 [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Financial Assets Carried at Fair Value on a Recurring Basis
The following tables provide information about the financial assets carried at fair value on a recurring basis as of December 31, 2025 and 2024.

December 31, 2025	Level 1	Level 2	Level 3	Other (a)	Total
Mutual funds	$431,574	$—	$—	$—	$431,574
Separately managed accounts	308,345	—	—	—	308,345
Ericsson stock fund	29,767	—	—	—	29,767
Commingled funds	—	—	—	1,683,583	1,683,583
Common collective trusts	—	—	—	798,105	798,105
Pooled separate accounts	—	—	—	318,456	318,456
Self-directed brokerage accounts	180,534	—	—	—	180,534

Total investments at fair value	$950,220	$—	$—	$2,800,144	$3,750,364

December 31, 2024	Level 1	Level 2	Level 3	Other (a)	Total
Mutual funds	$436,474	$—	$—	$—	$436,474
Separately managed accounts	—	296,571	—	—	296,571
Ericsson stock fund	29,474	—	—	—	29,474
Commingled funds	—	—	—	1,570,395	1,570,395
Common collective trusts	—	—	—	706,878	706,878
Pooled separate accounts	—	—	—	304,100	304,100
Self-directed brokerage accounts	—	153,165	—	—	153,165

Total investments at fair value	$465,948	$449,736	$—	$2,581,373	$3,497,057

(a)	As these assets are measured at net asset value using the practical expedient they are therefore excluded from the fair value hierarchy and included in other.